Basis of Presentation, Reverse Stock Split (Details)	May 28, 2021 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Reverse Stock Split [Abstract]
Reverse stock split ratio	0.2
Common stock, par value (in dollars per share)	$ 1.00	$ 1	$ 1